Business Combination, Significant Transaction and Sale of Business (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2017
Disclosure of detailed information about business combination [line items]
Current liabilities	$ 5,602	$ 6,811
Stoneriver, Inc [Member]
Disclosure of detailed information about business combination [line items]
Current assets			$ 16,785
Property and equipment			1,088
Intangible assets			38,145
Goodwill			77,014
Other long-term assets			78
Total assets acquired			133,110
Current liabilities			10,595
Deferred revenues			5,742
Deferred tax liabilities			15,071
Other long-term liabilities			351
Total liabilities acquired			31,759
Total purchase price			$ 101,351